Income Tax - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance increase	$ 9,200,000	$ 4,600,000
Research and development tax credits	$ 2,216,000	$ 739,000
NOL and tax credit carryforwards	The NOL and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. NOL and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions.
Internal Revenue Service (IRS)
Income Tax Disclosure [Line Items]
Research and development tax credits	$ 2,200,000
Tax credits expiration year	2036
Delaware
Income Tax Disclosure [Line Items]
Research and development tax credits	$ 43,000.0
Tax credits expiration year	2036